Current financial investments and cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Current financial investments and cash and cash equivalents
Schedule of current financial investments and cash and cash equivalents

	For the year ended
	December 31
(In thousands of €)	2025	2024
Money market fund	30,096	—
Total current financial investments	30,096	—
Cash at bank and in hand	86,418	26,459
Term deposit	—	145,000
Total cash and cash equivalents	86,418	171,459
Total current financial investments and cash and cash equivalents	116,514	171,459